FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                           Tax-Free Fund for Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2005

                  Date of reporting period: September 30, 2005





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).



                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                               September 30, 2005
                                   (unaudited)


                                                                                             Rating
        Face                                                                                Moody's/
       Amount              General Obligation Bonds (22.4%)                                   S&P                  Value    (a)
----------------------     ----------------------------------------------------------   -----------------  ------------------

                           City, County and State (9.3%)
                           ----------------------------------------------------------

                           Anderson, Indiana San District
           $  505,000      4.600%, 07/15/23 AMBAC Insured                                   Aaa/AAA                  514,837

                                Brian Head, Utah
              405,000      6.500%, 03/15/24                                                  NR/NR*                  421,245

                           Cedar City, Utah Special Improvement District
                             Assessment
              235,000      5.050%, 09/01/10                                                  NR/NR*                  241,874
              215,000      5.200%, 09/01/11                                                  NR/NR*                  224,077

                                Cedar Park, Texas
              835,000      4.500%, 02/15/22 MBIA Insured                                    Aaa/AAA                  841,329

                           Clearfield City, Utah
            2,095,000      5.125%, 02/01/18 MBIA Insured (pre-refunded)                     Aaa/AAA                2,193,088

                           Coral Canyon, Utah Special Service District
              580,000      5.700%, 07/15/18                                                  NR/NR*                  597,336

                           Dawson County, Texas Hospital District
              555,000      4.375%, 02/15/24 AMBAC Insured                                    NR/AAA                  540,947

                           Draper, Utah
              370,000      4.500%, 02/01/18 AMBAC Insured                                    Aaa/NR                  379,439

                                 Hurricane, Utah
              240,000      5.400%, 11/01/09 Radian Insured                                   NR/AA                   256,690

                                  Laredo, Texas
              300,000      4.250%, 08/15/21 AMBAC Insured                                   Aaa/AAA                  294,888

                                 Mckinney, Texas
            1,700,000      4.500%, 08/15/23 XLCA Insured                                    Aaa/AAA                1,707,990

                                 Mesquite, Texas
              510,000      4.625%, 02/15/22 FSA Insured                                     Aaa/AAA                  517,135

                           Nevada State
              965,000      4.500%, 08/01/21 FSA Insured                                     Aaa/AAA                  981,502

                           St. George, Utah
              100,000      5.375%, 08/01/21 FGIC Insured (pre-refunded)                     Aaa/AAA                  105,270

                           Salt Lake City, Utah
              120,000      5.750%, 06/15/17 (pre-refunded)                                   Aaa/NR                  132,792

                               San Antonio, Texas
              125,000      4.750%, 02/01/24 FSA Insured                                     Aaa/AAA                  127,864

                           Spokane County, Washington
              420,000      4.500%, 12/01/23  MBIA Insured                                   Aaa/AAA                  424,318

                                   Waco, Texas
            2,560,000      4.500%, 02/01/24 MBIA Insured                                    Aaa/AAA                2,563,021

                           Washington County, Utah
            1,250,000      5.000%, 10/01/22 MBIA Insured                                     Aaa/NR                1,320,088

                           Washington State
            3,315,000      4.500%, 01/01/22 MBIA Insured                                    Aaa/AAA                3,342,050
              705,000      4.500%, 07/01/23 FSA Insured                                     Aaa/AAA                  706,220

                                                                                                           ------------------
                           Total City, County and State                                                           18,434,000
                                                                                                           ------------------

                           School District (13.1%)
                           ----------------------------------------------------------

                           Alpine, Utah School District
              375,000      5.000%, 03/15/12 (pre-refunded)                                   Aaa/NR                  407,460

                           Carbon County, Utah School District
              800,000      5.000%, 06/15/21                                                  Aaa/NR                  838,672

                           Dallas, Texas Independent School District
            2,500,000      5.000%, 08/15/29                                                 Aaa/AAA                2,610,825

                           Davis County, Utah School District
              575,000      5.000%, 06/01/15 (pre-refunded)                                   Aaa/NR                  624,352
              250,000      5.100%, 06/01/16 (pre-refunded)                                   Aaa/NR                  273,245
              675,000      5.150%, 06/01/17 (pre-refunded)                                   Aaa/NR                  739,746

                           Dripping Springs, Texas
              725,000      4.375%, 08/15/22                                                 Aaa/AAA                  723,680

                           Eagle Mountain & Saginaw, Texas Independent School
                            District
              300,000      4.750%, 08/15/21                                                 Aaa/AAA                  309,525
              525,000      4.750%, 08/15/23                                                 Aaa/AAA                  537,857

                           Frisco, Texas Independent School District
            1,260,000      5.000%, 07/15/26                                                  Aaa/NR                1,320,089

                           Iron County, Utah School District
            1,375,000      4.000%, 01/15/18                                                 Aaa/AAA                1,355,241
            2,115,000      4.000%, 01/15/20                                                 Aaa/AAA                2,054,321

                           La Feria, Texas Independent School District
              210,000      4.400%, 02/15/24                                                  Aaa/NR                  207,902

                           Lancaster, Texas School District
              300,000      4.375%, 02/15/22                                                 Aaa/AAA                  297,735

                           Lindale, Texas Independent School District
              690,000      4.250%, 02/15/21                                                  NR/AAA                  678,498
            1,000,000      4.250%, 02/15/22                                                  NR/AAA                  978,020
              445,000      4.375%, 02/15/23                                                  NR/AAA                  438,854
              200,000      4.500%, 02/15/24                                                  NR/AAA                  200,280

                           Navasota, Texas Independent School District
              475,000      5.000%, 08/15/23 FGIC Insured                                     Aaa/NR                  500,693

                           Nebo, Utah School District
              440,000      5.500%, 07/01/11 (pre-refunded)                                  Aaa/AAA                  482,526

                           North Summit County, Utah School District
              760,000      5.000%, 02/01/23                                                  Aaa/NR                  807,272
              800,000      5.000%, 02/01/24                                                  Aaa/NR                  846,128

                           Prosper, Texas Independent School District
              395,000      4.125%, 08/15/21                                                  NR/AAA                  382,672

                           Rich County, Utah School District
              120,000      5.500%, 12/15/09                                                  NR/NR*                  120,640
              100,000      5.600%, 12/15/10                                                  NR/NR*                  100,552

                           Salt Lake City, Utah School District
              265,000      5.000%, 03/01/21 (pre-refunded)                                   Aaa/NR                  287,941

                           Spring, Texas Independent School District
              300,000      4.750%, 08/15/23                                                 Aaa/AAA                  308,103

                           Tooele County, Utah School District
              670,000      4.000%, 06/01/20                                                 Aaa/AAA                  641,947

                           Washington County, Utah
              440,000      5.000%, 10/01/18 XLCA Insured                                     Aaa/NR                  470,206
              465,000      5.000%, 10/01/19 XLCA Insured                                     Aaa/NR                  497,643
              490,000      5.000%, 10/01/20 XLCA Insured                                     Aaa/NR                  522,497
              510,000      5.000%, 10/01/21 XLCA Insured                                     Aaa/NR                  542,640
              535,000      5.000%, 10/01/22 XLCA Insured                                     Aaa/NR                  568,004
              565,000      5.000%, 10/01/23 XLCA Insured                                     Aaa/NR                  598,115
              320,000      5.000%, 10/01/24 XLCA Insured                                     Aaa/NR                  337,773

                           Weber County, Utah School District
              750,000      5.000%, 06/15/18                                                  Aaa/NR                  794,475
              825,000      5.000%, 06/15/20                                                  Aaa/NR                  880,259

                           Weber County, Utah School District Series B
            1,485,000      5.000%, 06/15/21                                                  Aaa/NR                1,556,785

                                                                                                           ------------------
                           Total School District                                                                  25,843,173
                                                                                                           ------------------

                           Total General Obligation Bonds                                                         44,277,173
                                                                                                           ------------------

                           Revenue Bonds (76.2%)
                           ----------------------------------------------------------

                           Education (13.9%)
                           ----------------------------------------------------------

                           Carmel, Indiana 2002 School Building Corp.
            1,235,000      4.300%, 01/15/23 FSA Insured                                      NR/AAA                1,208,386
            1,525,000      4.300%, 07/15/23 FSA Insured                                      NR/AAA                1,491,511

                           Clinton Prairie, Indiana Community School Building
              675,000      4.625%, 01/15/19 FGIC Insured                                     NR/AAA                  698,868

                           Florida State Board Education Public Education
              210,000      4.500%, 06/01/25 FSA Insured                                      NR/AAA                  212,451

                           Laredo, Texas Independent School District Public
                            Facility Corp.
              190,000      5.000%, 08/01/24 AMBAC Insured                                   Aaa/AAA                  197,271

                           Raven Hills, Texas Higher Education Housing &
                             Education Revenue
              215,000      5.000%, 06/01/26 AMBAC Insured                                    Aaa/NR                  222,364

                           St. Joseph County, Indiana Educational Facilities
                            Revenue
              100,000      5.000%, 03/01/27                                                  Aaa/NR                  101,877

                           Salt Lake County, Utah Westminster College Project
              115,000      5.050%, 10/01/10                                                  NR/BBB                  120,306
              100,000      5.500%, 10/01/19                                                  NR/BBB                  103,881
            1,200,000      5.000%, 10/01/22                                                  NR/BBB                1,216,956
            1,250,000      5.000%, 10/01/25                                                  NR/BBB                1,260,750
            1,000,000      5.750%, 10/01/27                                                  NR/BBB                1,041,990

                           Southern Utah University Revenue
              375,000      6.300%, 06/01/16                                                  NR/NR*                  383,565

                           Texas State College Student Loan Revenue
              100,000      5.000%, 08/01/22 AMT                                              Aa1/AA                  102,475

                           Texas State University System Financing Revenue
              655,000      4.375%, 03/15/23 FSA Insured                                     Aaa/AAA                  649,852

                           Tyler, Texas Independent School District
              325,000      5.000%, 02/15/26 FSA Insured                                     Aaa/AAA                  341,341

                           University of Nevada University Revenues
              190,000      4.500%, 07/01/24 MBIA Insured                                    Aaa/AAA                  192,318

                           University of Utah Revenue Refunding (Biology
                            Research Facilities)
              200,000      5.500%, 04/01/11 MBIA Insured (pre-refunded)                     Aaa/AAA                  204,616

                           University of Utah University Revenues
              575,000      5.000%, 04/01/18 MBIA Insured                                    Aaa/AAA                  616,739

                           Utah State Board Regents Auxiliary & Campus Facility
            1,000,000      4.125%, 04/01/20 MBIA Insured                                    Aaa/AAA                  973,900

                           Utah State Board Regents Dixie State College
              115,000      5.500%, 05/01/13 MBIA Insured                                    Aaa/AAA                  127,258
              120,000      5.500%, 05/01/14 MBIA Insured                                    Aaa/AAA                  132,791
              130,000      5.500%, 05/01/15 MBIA Insured                                    Aaa/AAA                  144,338
              400,000      5.100%, 05/01/21 MBIA Insured                                    Aaa/AAA                  421,884

                           Utah State Board Regents Office Facility Revenue
              450,000      5.050%, 02/01/20 MBIA Insured                                    Aaa/AAA                  472,801
              360,000      5.125%, 02/01/22 MBIA Insured                                    Aaa/AAA                  379,526

                           Utah State Board Regents Revenue
            2,885,000      4.500%, 08/01/18 MBIA Insured                                    Aaa/AAA                2,946,912

                           Utah State Board Regents Revenue University Utah
            1,045,000      5.000%, 04/01/23 MBIA Insured                                    Aaa/AAA                1,107,345

                           Utah State Board Regents Salt Lake Community College
            1,260,000      5.500%, 06/01/16 FSA Insured                                     Aaa/AAA                1,373,375

                           Utah State Board Regents University Utah-Auxiliary
                            & Campus Revenue
            1,015,000      5.000%, 04/01/20 MBIA Insured (pre-refunded)                     Aaa/AAA                1,072,256

                           Utah State Board Regents University Utah Hospital
                            Revenue
            2,030,000      5.500%, 08/01/17 MBIA Insured (pre-refunded)                     Aaa/AAA                2,255,614
              905,000      5.000%, 05/01/19 AMBAC Insured                                   Aaa/AAA                  959,345
            3,595,000      5.000%, 08/01/19 MBIA Insured                                    Aaa/AAA                3,766,553

                           Weber State University, Utah Revenue
              100,000      5.250%, 04/01/24 FSA Insured                                      NR/AAA                  105,617

                           Weber State University, Utah Revenue Student
                            Facilities System Series A
              300,000      5.100%, 04/01/16                                                  NR/AA                   320,880
              425,000      5.250%, 04/01/19                                                  NR/AA                   457,967

                                                                                                           ------------------
                           Total Education                                                                        27,385,879
                                                                                                           ------------------

                           Healthcare (2.2%)
                           ----------------------------------------------------------

                           Harris County, Texas Health Facility Development Corp.
              145,000      5.000%, 11/15/28 AMBAC Insured                                    NR/AAA                  148,470

                           Lee Memorial Health System, Florida Hospital Revenue
              450,000      4.250%, 04/01/22 MBIA Insured                                    Aaa/AAA                  443,178

                           Murray City, Utah Hospital Revenue
              595,000      5.000%, 05/15/22 MBIA Insured                                    Aaa/AAA                  604,627

                           Salt Lake County, Utah Hospital Revenue - IHC
                            Hospitals, Inc.
              500,000      5.500%, 05/15/13 AMBAC Insured                                   Aaa/AAA                  546,350

                           Tarrant County, Texas Health Facilities Revenue
              230,000      5.000%, 02/15/26 MBIA Insured                                    Aaa/AAA                  235,334

                           Utah County, Utah Hospital Revenue, IHC Health
                            Services
            1,935,000      5.250%, 08/15/21 MBIA Insured ETM                                Aaa/AAA                2,004,679

                           Utah State Board Regents Revenue University Utah
                            Hospital Revenue
              310,000      5.000%, 08/01/21 MBIA Insured                                    Aaa/AAA                  323,649

                                                                                                           ------------------
                           Total Healthcare                                                                        4,306,287
                                                                                                           ------------------

                           Housing (4.2%)
                           ----------------------------------------------------------

                           Indiana State Housing Finance Authority Single Family
              290,000      4.850%, 07/01/22 AMT                                              Aaa/NR                  294,188

                           Provo City, Utah Housing Authority
              500,000      5.800%, 07/20/22 GNMA Collateralized                              Aaa/NR                  517,980

                           Utah Housing Corporation Single Family Housing
              280,000      4.000%, 07/01/11 AMT                                             Aaa/AAA                  279,275
               65,000      5.250%, 07/01/23 AMT                                              Aa2/AA                   65,787

                           Utah Housing Corporation Single Family Mortgage
              235,000      4.000%, 07/01/11 AMT                                             Aaa/AAA                  235,815
              315,000      5.150%, 07/01/23 AMT                                             Aaa/AAA                  317,114
            1,390,000      5.000%, 07/01/25 AMT                                             Aa3/AA-                1,414,130
              945,000      5.100%, 01/01/26 AMT                                             Aa3/AA-                  956,009

                           Utah State Housing Agency Housing Revenue
              145,000      5.650%, 07/01/27 AMT                                              Aa2/AA                  149,566

                           Utah State Housing Corporation Single Family Housing
                             Revenue
            1,475,000      5.125%, 07/01/24 AMT                                             Aa3/AA-                1,490,340

                           Utah State Housing Finance Agency
               15,000      6.350%, 07/01/11 Mezzanine Series G-1                             AAA/NR                   15,035
               10,000      6.350%, 07/01/12 AMBAC Insured  AMT                              Aaa/AAA                   10,011
               10,000      6.150%, 07/01/16 Senior Issue A-1                                Aaa/AAA                   10,204
              170,000      5.650%, 07/01/16 Series 1994C                                    Aaa/AAA                  172,841
               65,000      5.400%, 07/01/16 AMT                                              Aa2/AA                   65,762
              110,000      6.000%, 07/01/17 AMT                                              Aaa/AA                  112,594
              890,000      5.500%, 07/01/18 AMT                                             Aa3/AA-                  920,945
              130,000      5.300%, 07/01/18 AMT                                             Aaa/AAA                  135,521
              115,000      5.000%, 07/01/18 AMT                                             Aaa/AAA                  116,735
              260,000      5.400%, 07/01/20 AMT                                              Aa2/AA                  266,053
              415,000      5.600%, 07/01/23 AMT                                              Aa2/AA                  423,711
              145,000      5.700%, 07/01/26 MBIA Insured                                    Aaa/AAA                  145,348

                           Wyoming Community Development Authority Housing Revenue
              120,000      5.000%, 12/01/22                                                 Aa1/AA+                  123,407

                                                                                                           ------------------
                           Total Housing                                                                           8,238,371
                                                                                                           ------------------

                           Industrial Development & Pollution Control (0.4%)
                           ----------------------------------------------------------

                           Sandy City, Utah Industrial Development, H Shirley
                             Wright Project,
                           Refunding Bonds, LOC Olympus Bank
              250,000       6.125%, 08/01/16                                                 NR/AAA                  251,315

                           Utah County Environmental Improvement Revenue
              435,000      5.050%, 11/01/17                                                Baa1/BBB+                 460,656

                                                                                                           ------------------
                           Total Industrial Development & Pollution Control                                          711,971
                                                                                                           ------------------

                           Lease (5.7%)
                           ----------------------------------------------------------

                           Celebration Community Development District, Florida
              290,000      5.000%, 05/01/22 MBIA Insured                                    Aaa/AAA                  306,446

                           Marion County, Indiana Convention & Recreational
                             Facilities Authority Revenue
              390,000      5.000%, 06/01/27 MBIA Insured                                    Aaa/AAA                  399,652

                           Murray City, Utah Municipal Building Revenue
              520,000      5.050%, 12/01/15 AMBAC Insured                                    Aaa/NR                  554,471

                           Salt Lake County, Utah Municipal Building  Authority,
                             Lease Revenue
              320,000      5.400%, 10/15/19 AMBAC Insured (pre-refunded)                    Aaa/AAA                  349,856
            3,900,000      5.200%, 10/15/20 AMBAC Insured (pre-refunded) +                  Aaa/AAA                4,284,111

                           Utah County, Utah Municipal Building  Authority,
                             Lease Revenue
              120,000      5.500%, 11/01/16 AMBAC Insured                                    Aaa/NR                  133,439
              240,000      5.500%, 11/01/17 AMBAC Insured                                    Aaa/NR                  266,878

                           Utah State Building Ownership Authority
            1,350,000      5.250%, 05/15/20 FSA Insured (pre-refunded)                      Aaa/AAA                1,424,993
            1,080,000      5.000%, 05/15/25                                                 Aa1/AA+                1,138,655

                           Washington County - St. George, Utah Interlocal
                             Agency Revenue
            1,000,000      5.125%, 12/01/17 AMBAC Insured                                    NR/AAA                1,045,880
              100,000      5.125%, 12/01/22 AMBAC Insured                                    NR/AAA                  104,418

                           West Bountiful, Utah Courthouse Revenue
              410,000      5.000%, 05/01/19                                                  NR/A-                   437,523

                           West Valley City, Utah
              865,000      5.000%, 08/01/21 AMBAC Insured                                   Aaa/AAA                  908,769

                                                                                                           ------------------
                           Total Lease                                                                            11,355,091
                                                                                                           ------------------

                           Tax Revenue  (24.8%)
                           ----------------------------------------------------------

                           Bay County, Florida Sales Tax Revenue
              175,000      4.750%, 09/01/23 FSA Insured                                      Aaa/NR                  178,237

                           Bluffdale City, Utah Series 2004
              295,000      6.000%, 12/01/13                                                  NR/NR*                  295,012
              310,000      6.000%, 12/01/14                                                  NR/NR*                  310,009
              330,000      6.000%, 12/01/15                                                  NR/NR*                  330,040
              350,000      6.000%, 12/01/16                                                  NR/NR*                  350,042
              370,000      6.000%, 12/01/17                                                  NR/NR*                  370,052
              395,000      6.000%, 12/01/18                                                  NR/NR*                  395,063
              420,000      6.000%, 12/01/19                                                  NR/NR*                  420,071

                           Bluffdale, Utah Sales Tax Revenue
            2,045,000      5.500%, 08/01/23                                                  NR/NR*                2,146,105

                           Bountiful, Utah Special Improvement District Special
                            Assessment Revenue
              203,000      5.000%, 06/01/14                                                  NR/NR*                  202,986
              213,000      5.150%, 06/01/15                                                  NR/NR*                  213,013
              224,000      5.300%, 06/01/16                                                  NR/NR*                  223,998
              236,000      5.500%, 06/01/17                                                  NR/NR*                  236,035
              249,000      5.650%, 06/01/18                                                  NR/NR*                  249,060

                           Brian Head, Utah Special Service Improvement District
                            Revenue
              370,000      5.350%, 11/01/12                                                  NR/NR*                  379,235

                           Cache County, Utah Sales Tax Revenue
              500,000      5.000%, 12/15/14 FGIC Insured                                    Aaa/AAA                  537,105
              670,000      5.000%, 12/15/16 FGIC Insured                                    Aaa/AAA                  715,379
              600,000      5.000%, 12/15/17 FGIC Insured                                    Aaa/AAA                  637,158
              510,000      5.000%, 12/15/18 FGIC Insured                                    Aaa/AAA                  538,320
              830,000      5.000%, 12/15/19 FGIC Insured                                    Aaa/AAA                  877,675

                           Clark County, Nevada Improvement District Revenue
              250,000      5.000%, 08/01/16                                                  NR/NR*                  254,270

                           Clearfield, Utah  Sales Tax Revenue
              590,000      5.000%, 07/01/18 FGIC Insured                                    Aaa/AAA                  627,288
              620,000      5.000%, 07/01/19 FGIC Insured                                    Aaa/AAA                  657,913
              650,000      5.000%, 07/01/20 FGIC Insured                                    Aaa/AAA                  687,095

                           Coral Canyon, Utah Special Service District
              110,000      5.000%, 07/15/13                                                  NR/NR*                  114,226
              250,000      5.500%, 07/15/18                                                  NR/NR*                  259,258

                           Davis County, Utah Sales Tax Revenue
            1,470,000      5.150%, 10/01/18 AMBAC Insured                                    NR/AAA                1,575,355

                           Fishers, Indiana Redevelopment Authority Lease Revenue
              175,000      4.500%, 07/15/20 AMBAC Insured                                   Aaa/AAA                  178,909

                           Henderson, Nevada Local  Improvement District Revenue
              300,000      5.000%, 09/01/14                                                  NR/NR*                  307,791
              300,000      5.000%, 09/01/15                                                  NR/NR*                  306,096

                           Jordanelle, Utah Special Service District
              186,000      5.000%, 11/15/14                                                  NR/NR*                  188,340
              196,000      5.100%, 11/15/15                                                  NR/NR*                  198,801
              206,000      5.200%, 11/15/16                                                  NR/NR*                  208,464
              216,000      5.300%, 11/15/17                                                  NR/NR*                  218,640
              228,000      5.400%, 11/15/18                                                  NR/NR*                  230,845
              240,000      5.500%, 11/15/19                                                  NR/NR*                  243,060
              253,000      5.600%, 11/15/20                                                  NR/NR*                  256,074
              268,000      5.700%, 11/15/21                                                  NR/NR*                  271,173
              283,000      5.800%, 11/15/22                                                  NR/NR*                  286,345
              299,000      6.000%, 11/15/23                                                  NR/NR*                  302,436

                           Jordanelle, Utah Special Service Improvement District
              320,000      8.000%, 10/01/11                                                  NR/NR*                  331,581

                           Lehi, Utah Sales Tax
              610,000      5.000%, 06/01/21 FSA Insured                                     Aaa/AAA                  649,174
              790,000      5.000%, 06/01/24 FSA Insured                                     Aaa/AAA                  834,248

                           Mesquite New Special Improvement District, Nevada
              185,000      4.600%, 08/01/11                                                  NR/NR*                  185,074
              195,000      4.750%, 08/01/12                                                  NR/NR*                  194,797
              230,000      4.900%, 08/01/13                                                  NR/NR*                  229,673
              140,000      5.250%, 08/01/17                                                  NR/NR*                  139,538
              315,000      5.350%, 08/01/19                                                  NR/NR*                  313,545
              135,000      5.400%, 08/01/20                                                  NR/NR*                  134,349
              500,000      5.500%, 08/01/25                                                  NR/NR*                  496,620

                           Mountain Regional Water District, Utah Special
                            Assessment Revenue
            1,935,000      7.000%, 12/01/18                                                  NR/NR*                2,018,418

                           Mountain Regional Water, Utah Special Service District
            2,000,000      5.000%, 12/15/20 MBIA Insured                                    Aaa/AAA                2,119,800

                           North Ogden, Utah Sales Tax Revenue
              195,000      5.000%, 11/01/24 XLCA Insured                                    Aaa/AAA                  205,158

                           Plainfield Independent Redevelopment Authority,
                            Indiana
              500,000      4.250%, 08/01/18 CIFG Insured                                     Aaa/NR                  495,585
            1,070,000      4.375%, 08/01/20 CIFG Insured                                     Aaa/NR                1,060,156

                           Salt Lake City, Utah Sales Tax Revenue
              490,000      5.250%, 02/01/12                                                  NR/AAA                  538,231
              265,000      5.250%, 02/01/13                                                  NR/AAA                  289,512
            1,320,000      5.250%, 02/01/15                                                  NR/AAA                1,427,369
              100,000      5.250%, 02/01/17                                                  NR/AAA                  107,494

                           Salt Lake County, Utah Sales Tax Revenue
              955,000      5.000%, 02/01/21                                                  NR/AAA                1,018,689
            1,725,000      5.000%, 08/01/21                                                  NR/AAA                1,845,077
            1,005,000      5.000%, 02/01/22                                                  NR/AAA                1,068,828
            1,060,000      5.000%, 02/01/23                                                  NR/AAA                1,128,158
            1,115,000      5.000%, 02/01/24                                                  NR/AAA                1,183,160

                           Sandy City, Utah Sales Tax Revenue
              520,000      5.000%, 09/15/18 AMBAC Insured                                    NR/AAA                  548,345
              605,000      5.000%, 09/15/20 AMBAC Insured                                    NR/AAA                  636,484

                           South Jordan, Utah Municipal Building Authority
                            Revenue
              290,000      5.375%,10/01/20 AMBAC Insured                                     NR/AAA                  314,653

                           South Jordan, Utah Sales Tax
              570,000      5.000%, 08/15/15 AMBAC Insured                                   Aaa/AAA                  604,690

                           South Jordan, Utah Special Assignment
            1,000,000      6.875%, 11/01/17                                                  NR/NR*                1,026,250

                           South Weber City, Utah
              525,000      5.000%, 01/15/24 MBIA Insured                                    Aaa/AAA                  552,200

                           Utah Water Finance Agency Revenue
              775,000      5.100%, 07/01/18 AMBAC Insured                                    Aaa/NR                  820,183
              510,000      5.000%, 07/01/18 AMBAC Insured                                    Aaa/NR                  540,493
              260,000      5.000%, 06/01/19 MBIA Insured                                    Aaa/AAA                  267,665
              685,000      5.000%, 07/01/19 AMBAC Insured                                    Aaa/NR                  726,888

                           Wasatch County, Utah Building Authority
              130,000      5.000%, 10/01/15                                                  A3/NR                   136,635
              135,000      5.000%, 10/01/16                                                  A3/NR                   141,425

                           Wasatch County, Utah Sales Tax Revenue
              205,000      5.000%, 12/01/16 AMBAC Insured                                   Aaa/AAA                  218,819
              210,000      5.000%, 12/01/17 AMBAC Insured                                   Aaa/AAA                  222,944
              225,000      5.000%, 12/01/18 AMBAC Insured                                   Aaa/AAA                  237,580

                           Washington City, Utah Sales Tax Revenue
              680,000      5.250%, 11/15/17 AMBAC Insured                                   Aaa/AAA                  740,812

                           Washoe County, Nevada Tax Revenue
              210,000      5.000%, 12/01/23 MBIA Insured                                    Aaa/AAA                  218,368

                           Weber County Utah Sales Tax Revenue
              385,000      5.000%, 07/01/23 AMBAC Insured                                    Aaa/NR                  406,187

                           West Valley City, Utah Redevelopment Agency Revenue
            1,625,000      5.000%, 03/01/21                                                  NR/A-                 1,689,204
              320,000      5.000%, 03/01/22                                                  NR/A-                   331,648
              350,000      5.000%, 03/01/23                                                  NR/A-                   361,658
            1,000,000      5.000%, 03/01/24                                                  NR/A-                 1,030,220

                           West Valley City, Utah Sales Tax Revenue
              800,000      5.500%, 07/15/17 MBIA Insured                                    Aaa/AAA                  869,040
              250,000      5.000%, 07/15/20 AMBAC Insured                                   Aaa/AAA                  263,485
              180,000      5.000%, 07/15/21 MBIA Insured                                    Aaa/AAA                  188,343

                           Woodland Hills, Utah Special Assessment Revenue
               18,000      5.500%, 08/01/09                                                  NR/NR*                   18,296
              221,000      5.500%, 08/01/10                                                  NR/NR*                  225,855
              233,000      5.500%, 08/01/11                                                  NR/NR*                  240,584
              246,000      5.500%, 08/01/12                                                  NR/NR*                  254,310
              261,000      5.500%, 08/01/13                                                  NR/NR*                  270,884

                                                                                                           ------------------
                           Total Tax Revenue                                                                      49,095,356
                                                                                                           ------------------

                           Transportation (4.3%)
                           ----------------------------------------------------------

                           Florida State Turnpike Authority Turnpike Revenue
              500,000      4.500%, 07/01/22 MBIA Insured                                    Aaa/AAA                  510,480

                           Port of Seattle, Washington Revenue
              100,000      5.100%, 04/01/24 AMT FGIC Insured                                Aaa/AAA                  101,968

                           Utah Transit Authority Sales Tax & Transportation
                             Revenue
            1,000,000      5.400%, 12/15/16 FSA Insured                                      NR/AAA                1,060,580
            3,300,000      4.125%, 06/15/21 FSA Insured                                     Aaa/AAA                3,267,858
              100,000      5.000%, 06/15/21 FSA Insured                                     Aaa/AAA                  105,616
            3,450,000      4.125%, 06/15/22 FSA Insured                                     Aaa/AAA                3,398,629
              100,000      5.000%, 06/15/25 FSA Insured                                     Aaa/AAA                  104,412

                                                                                                           ------------------
                           Total Transportation                                                                    8,549,543
                                                                                                           ------------------

                           Utility (10.6%)
                           ----------------------------------------------------------

                           Eagle Mountain, Utah Gas & Electric Revenue
            1,385,000      4.250%, 06/01/20 Radian Insured                                   NR/AA                 1,345,167
            1,515,000      5.000%, 06/01/22 Radian Insured                                   NR/AA                 1,578,524

                           Indianapolis, Indiana Gas Utility Revenue
              290,000      5.000%, 08/15/24 AMBAC Insured                                   Aaa/AAA                  300,771

                           Intermountain Power Agency Utilities Light & Power
                             Service, Utah
              450,000      5.000%, 07/01/12 MBIA Insured ETM                                Aaa/AAA                  452,452
            1,470,000      5.250%, 07/01/15 MBIA Insured                                    Aaa/AAA                1,558,244
               90,000      5.000%, 07/01/16                                                  A1/A+                    92,766
              425,000      5.000%, 07/01/18 FSA Insured                                     Aaa/AAA                  452,149
            1,380,000      5.000%, 07/01/19 MBIA Insured                                    Aaa/AAA                1,437,739
            2,450,000      5.000%, 07/01/21                                                  A1/A+                 2,507,698
              445,000      5.000%, 07/01/23 FSA Insured                                     Aaa/AAA                  455,133

                           Lower Colorado River Authority, Texas Revenue
              175,000      5.000%, 05/15/26 FSA Insured                                     Aaa/AAA                  182,345

                           Manti City, Utah Electric System Revenue
              603,000      5.750%, 02/01/17                                                  NR/NR*                  627,771

                           Murray City, Utah Utility Electric Revenue
              400,000      5.625%, 06/01/18 AMBAC Insured                                    Aaa/NR                  435,540
            1,340,000      5.000%, 06/01/25 AMBAC Insured                                    Aaa/NR                1,414,062

                           St. George, Utah Electric Revenue
            1,910,000      4.500%, 06/01/20 FSA Insured                                      Aaa/NR                1,944,361

                           Salem, Utah Electric Revenue
              125,000      5.300%, 11/01/07                                                  NR/NR*                  127,847
              130,000      5.350%, 11/01/08                                                  NR/NR*                  134,642
              140,000      5.400%, 11/01/09                                                  NR/NR*                  145,904

                           Seattle, Washington Municipal Light & Power Revenue
            1,360,000      4.500%, 08/01/19 FSA Insured                                     Aaa/AAA                1,393,782

                           Southern Utah Valley Power System Revenue
              210,000      5.250%, 09/15/13 MBIA Insured                                     NR/AAA                  230,307
              225,000      5.250%, 09/15/14 MBIA Insured                                     NR/AAA                  246,758
              235,000      5.250%, 09/15/15 MBIA Insured                                     NR/AAA                  257,123
              185,000      5.125%, 09/15/21 MBIA Insured                                     NR/AAA                  196,355

                           Springville, Utah Electric Revenue
              550,000      5.600%, 03/01/09                                                 Baa1/NR                  576,488

                           Utah Assessed Municipal Power System Revenue
              790,000      5.250%, 12/01/09                                                  NR/A-                   833,300
            1,000,000      5.000%, 04/01/21 FSA Insured                                     Aaa/AAA                1,054,890

                           Washington, Utah Electric Revenue
              985,000      5.000%, 09/01/21 XLCA Insured                                     Aaa/NR                1,043,755

                                                                                                           ------------------
                           Total Utility                                                                          21,025,873
                                                                                                           ------------------

                           Water and Sewer (10.1%)
                           ----------------------------------------------------------

                           Ashley Valley, Utah
              230,000       9.500%, 01/01/08 AMBAC Insured                                  Aaa/AAA                  243,602

                           Eagle Mountain, Utah Water and Sewer
              750,000      5.800%, 11/15/16 ACA Insured                                       NR/A                   799,658

                           Granger and Hunter, Utah Improvement District Water
                             and Sewer
              350,000      5.000%, 03/01/18 FSA Insured (pre-refunded)                       Aaa/NR                  365,953

                           Jordan Valley Water Conservancy District, Utah
              715,000      4.375%, 10/01/18 AMBAC Insured                                   Aaa/AAA                  723,373

                           Mesquite, Texas Waterworks & Sewer Revenue
              225,000      4.500%, 03/01/24 FSA Insured                                     Aaa/AAA                  225,304

                           Murray City, Utah Sewer and Water Revenue
              465,000      5.000%, 10/01/17 AMBAC Insured                                    Aaa/NR                  496,527
              390,000      5.000%, 10/01/18 AMBAC Insured                                    Aaa/NR                  413,977
              440,000      5.000%, 10/01/19 AMBAC Insured                                    Aaa/NR                  467,667

                           North Davis County, Utah Sewer District
            1,330,000      5.375%, 03/01/18 AMBAC Insured (pre-refunded)                     Aaa/NR                1,473,560
            1,350,000      5.000%, 03/01/21 AMBAC Insured                                    Aaa/NR                1,431,662
              150,000      5.125%, 03/01/22 AMBAC Insured (pre-refunded)                     Aaa/NR                  164,053

                           Orem, Utah Water & Storm Sewer Revenue
            1,720,000      4.500%, 07/15/17 MBIA Insured                                    Aaa/AAA                1,773,475

                           Riverton, Utah Water Revenue
              100,000      5.350%, 09/01/15 FGIC Insured  (pre-refunded)                     Aaa/NR                  109,306

                           Salt Lake City, Utah Metropolitan Water Revenue
            1,200,000      5.375%, 07/01/24 AMBAC Insured (pre-refunded)                    Aaa/AAA                1,293,420
              125,000      5.375%, 07/01/29 AMBAC Insured (pre-refunded)                    Aaa/AAA                  134,731

                           Salt Lake City, Utah Water and Sewer Revenue
              675,000      5.000%, 02/01/19 FSA Insured                                     Aaa/AAA                  718,902
              845,000      5.000%, 02/01/20 FSA Insured                                     Aaa/AAA                  896,283

                           Salt Lake & Sandy, Utah Water District
            1,000,000      5.000%, 07/01/20 AMBAC Insured                                    Aaa/NR                1,063,220

                           South Valley Water Reclamation Facility, Utah
              710,000      4.375%, 08/15/18                                                  NR/AAA                  718,200

                           Spanish Fork City, Utah Water Revenue
              195,000      5.500%, 06/01/17 FSA Insured                                      Aaa/NR                  214,323
               55,000      5.500%, 06/01/17 FSA Insured (pre-refunded)                       Aaa/NR                   61,409

                           Upper Trinity Regional Water District, Texas
              205,000      4.500%, 08/01/20 AMBAC Insured                                   Aaa/AAA                  207,671

                           Utah Water Finance Agency Revenue
              100,000      5.000%, 06/01/14 MBIA Insured                                    Aaa/AAA                  104,129
              200,000      5.250%, 07/01/16 AMBAC Insured                                    Aaa/NR                  217,334
              250,000      5.375%, 09/01/17 AMBAC Insured                                    Aaa/NR                  274,870
              310,000      5.000%, 10/01/17 AMBAC Insured                                    Aaa/NR                  328,736
              500,000      5.250%, 10/01/18 AMBAC Insured                                    Aaa/NR                  544,130
              465,000      5.000%, 10/01/20 AMBAC Insured                                    Aaa/NR                  489,338
              830,000      4.500%, 10/01/22 AMBAC Insured                                    Aaa/NR                  839,595
              100,000      5.125%, 07/01/23 AMBAC Insured                                    Aaa/NR                  105,494
              285,000      5.300%, 10/01/23 MBIA Insured (pre-refunded)                     Aaa/AAA                  303,186
              870,000      4.500%, 10/01/23 AMBAC Insured                                    Aaa/NR                  877,360
              450,000      5.400%, 10/01/24 AMBAC Insured (pre-refunded)                    Aaa/AAA                  487,674
              250,000      5.500%, 10/01/29 AMBAC Insured (pre-refunded)                    Aaa/AAA                  271,860

                           Weber-Box Elder, Utah Conservation District Water
                             Revenue
              200,000      6.450%, 11/01/14 (pre-refunded)                                  Baa3/NR                  228,094
              200,000      6.500%, 11/01/19 (pre-refunded)                                  Baa3/NR                  228,556
              335,000      6.900%, 11/01/20 (pre-refunded)                                  Baa3/NR                  389,025

                           White City, Utah  Water Improvement
              300,000      5.90%, 02/01/22 AMBAC Insured (pre-refunded)                     Aaa/AAA                  305,955

                                                                                                           ------------------
                           Total Water and Sewer                                                                  19,991,612
                                                                                                           ------------------

                           Total Revenue Bonds                                                                   150,659,983
                                                                                                           ------------------

                           Total Investments (cost $191,060,523**)                         98.6%                 194,937,156


                           Other assets less liabilities                                     1.4                   2,729,282
                                                                                 ----------------     -----------------------

                           Net Assets                                                     100.0%              $  197,666,438
                                                                                 ================     =======================





                           Portfolio Distribution By Quality Rating (unaudited)

                           Aaa of Moody's or AAA of S&P.
                                                                                                            77.4 %
                           Aa of Moody's or AA of S&P.
                                                                                                             5.7
                           A of Moody's or S&P.
                                                                                                             4.3
                           Baa of Moody's or BBB of S&P.
                                                                                                             2.9
                           Not rated*:
                                                                                                            ----
                                                                                                            9.7
                                                                                                            ----
                                                                                                           100.0 %
                                                                                                          =======


              * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                    ** See note b.

                                               PORTFOLIO ABBREVIATIONS:
                                               ------------------------
              ACA        -American Capital Assurance Financial Guaranty Corp.
              AMBAC  - American Municipal Bond Assurance Corp.
              AMT        - Alternative Minimum Tax
              CIFG      -CDC IXIS Financial Guaranty
              ETM       - Escrowed to Maturity
              FGIC      - Financial Guaranty Insurance Co.
              FSA        - Financial Security Assurance
              GNMA    -Government National Mortgage Association
              LOC       -Letter of Credit
              MBIA      - Municipal Bond Investors Assurance
              NR       - Not Rated
              XLCA   - XL Capital Assurance

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                             TAX-FREE FUND FOR UTAH


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $191,060,523 amounted to $3,876,633, which consisted of aggregate gross unrealized appreciation of $4,343,993 and aggregate gross unrealized depreciation of $467,360.


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF UTAH

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 28, 2005